Equity instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity Instruments
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 2,968,823	R$ 3,422,154
Financial Assets Measured at Fair Value Through Other Comprehensive Income	19,633	15,953
Total	2,988,456	3,438,107
Type:
Shares of domestic companies	2,048,007	1,955,931
Shares of foreign companies	54,886	99,424
Investment funds (1)	885,563	1,382,752
Total	R$ 2,988,456	R$ 3,438,107